Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 2,829.59
Interest Amount	0.00
Total Offset Amount	2,829.59
Net Fee	$ 0.00
Total Fee and Interest Amount	2,829.59